AFL - CIO HOUSING INVESTMENT TRUST Competitive Returns · Union Construction Jobs · Housing Opportunities Building and Construction Trades Council of Greater New York – Executive Board June 12, 2019

www.aflcio - hit.com AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 Chang Suh, CFA CEO/Co - Chief Portfolio Manager 1

HIT Overview Mission: Returns · Construction Jobs · Affordable Housing x $6.2 billion investment grade fixed - income portfolio, benchmarked to the Bloomberg Barclays US Aggregate Bond Index. x The AFL - CIO Housing Investment Trust (HIT or Trust) is a mutual fund in operation since 1984 (successor to the Mortgage Investment Trust, 1965). x 25 out of 26 consecutive years outperforming the benchmark on a gross basis, 16 of those years on a net basis. x 100% union construction requirement. HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended May 31, 2019 was 6.53%, 2.29%, 2.67%, and 3.58%, respectively. The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures do not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus. 2

The HIT seeks to offer investors: x Competitive Returns x Low Credit Risk Investment x Diversification x Collateral Benefits ▪ Union Construction Jobs ▪ Affordable Housing ▪ Economic Impact 1490 Southern Blvd Bronx Hunter's Point South - Bldg A Queens 33 Bond Street Brooklyn 606 West 57th Street Manhattan Competitive Returns and Collateral Benefits through Directly Sourced Multifamily Investments 3

x Opened doors in 1984 (successor to the Mortgage Investment Trust, started in 1965). x Created by the AFL - CIO Executive Council under President George Meany’s leadership. » Established to encourage and assist development of lower income housing while creating additional and continued employment for the construction trades and industries providing necessities for new development » “A massive attack would be made to meet America’s tremendous unmet housing needs and to replace deteriorating housing units.”, George Meany x 100 percent union labor requirement for all of its multifamily housing investments. 4 History of the HIT

x HIT invested $8.1 billion nationally since inception in 1984 x Financed 514 projects in 29 states and D.C. x $14.9 billion of total development Output Results (1984 - 2019) Total Number of Projects 514 Union Job Creation 169.2 Million Hours Total Housing Units 110,459 (66% affordable) Construction Job Wages $5.9 Billion Total Jobs Created 180,870 Total Income Generated $11.8 Billion Total Economic Impact $30.1 Billion *Source: Pinnacle Economics, Inc., and HIT. Jobs and economic impacts provided are estimates calculated using IMPLAN, an inp ut - output model based on HIT and subsidiary Building America project data. Data current as of March 31, 2019. Economic impact data is in 2018 dollars and all other figures are nominal. HIT’s History of Impact Investing* 5

Investments in the Key HIT Markets* *Source: Pinnacle Economics , Inc., and HIT. Job and economic impact figures are estimates calculated using IMPLAN, an input - output model, based on HIT and subsidiary Building America project data. The data is current as of March 31, 2019. Economic impact data i s i n 2018 dollars and all other figures are nominal. (1984 - 2019) New York City Boston Chicago Twin Cities St. Louis Northern California # of Projects 66 31 50 61 32 23 HIT Investment $1.6 billion $468.6 million $638.8 million $942.3 million $575.2 million $439.8 million Building America NMTC Allocation $8.0 million $21.0 million -- -- -- -- Total Development Cost $3.5 billion $1.3 billion $1.5 billion $1.5 billion $946.4 million $759.8 million Union Construction Hours 19.7 million 10.8 million 17.5 million 15.3 million 13.5 million 10.0 million Housing Units (% affordable) 38,799 (93%) 3,675 (91%) 11,727 (69%) 8,915 (49%) 5,067 (34%) 4,063 (41%) Total Economic Impact $3.5 billion $2.3 billion $2.8 billion $3.0 billion $2.1 billion $1.7 billion 6

Building Trades Plans in Key Markets Assets in HIT (in Millions) Plan Assets (in Millions)* New York City $214.9 $46,386 Boston $320.6 $16,563 Chicago $236.9 $61,892 Twin Cities $241.4 $11,691 St. Louis $139.0 $9,982 Northern California $141.0 $26,749 * Source: Money Markets Directory HIT data as of 4/30/2019 7 $2,968.47 49% $1,679.99 27% $1,455.81 24% HIT Investors by Union Type Building Trades (278) Public Funds (14) Industrial, Service & Other (84) Investor Profile: 376 Investors

Labor's Role in Supporting the Construction of Affordable Housing in NYC

- ✓ Unions have a long history as champions of affordable housing
  - 1926 – New York state passed the Limited Divided Housing Companies Law
  - 1949 – IBEW Local 3 President Harry Van Arsdale, Jr. began planning Electchester in Queens
  - 1951 – United Housing Foundation created, which included 19 unions
  - 1955 – Limited-Profit Housing Companies Act (Mitchell-Lama) passed with unions' assistance
  - 1965 – New York City Central Labor Council, AFL-CIO, under President Van Arsdale, becomes the first participant in the Mortgage Investment Trust
- ✓ Currently, more than 100,000 New Yorkers live in apartments built by the labor movement between 1926 and 1974

Source: http://inthesetimes.com/features/unions-housing-crisis-labor-coop-apartments-new-york-homeless-rent-control.html

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▪ HIT Commitment: $49 million ▪ Total Development Cost: $49 million ▪ Union Job Hours (estimated): 351,900 ▪ Total Housing Units: 2,399 (100% affordable) ▪ Established in 1949 by Harry Van Arsdale, Jr., who worked with the Joint Industry Board of the Electrical Industry to purchase the land on which the residential development would be built in order to provide quality affordable housing for members of IBEW Local 3, as well as to create union construction jobs in the post - World War II era. HIT Investments: Affordable Housing in NYC PENN SOUTH COOPERATIVE MANHATTAN ELECTCHESTER QUEENS ▪ HIT Commitment: $267 million ▪ Total Development Cost: $420 million ▪ Union Job Hours (estimated): 3,079,300 ▪ Total Housing Units: 2,820 (100% affordable) ▪ Unions have been closely tied to Penn South since it was first developed in 1962 by the old International Ladies’ Garment Workers Union. It is one of the largest developments to come out of the 1950s movement to create limited equity cooperative housing for moderate - income people in New York. Source : Pinnacle Economics, Inc . , and HIT . Job hours figures are estimates calculated using IMPLAN, an input - output model, based on HIT project data . Data current as of March 31 , 2019 . 9

HIT Investments: Affordable Housing in NYC AMALGAMATED WARBASSE HOUSES BROOKLYN ▪ HIT Commitment: $133 million ▪ Total Development Cost: $136 million ▪ Union Job Hours (estimated): 1,059,100 ▪ Total Housing Units: 2,583 (100% affordable) ▪ Originally built in the 1960s as affordable housing for union families, with the backing of the Amalgamated Clothing Workers, a forerunner of today’s UNITE HERE. Source: Pinnacle Economics, Inc., and HIT. Job hours figures are estimates calculated using IMPLAN, an input - output model, based on HIT and Building America project data. Data current as of March 31, 2019. 10 HIT COMMITMENTS HELPING PRESERVE AFFORABILITY IN NYC: ▪ Amalgamated Housing Cooperative: 1,486 units in the Bronx ($13.0 million) ▪ Seward Park Cooperative: 1,728 units in Manhattan ($20.2 million) ▪ Bedford Gardens: 647 units in Brooklyn ($39.2 million) ▪ Gateway Plaza: 1,712 units in Manhattan ($38.1 million) ▪ West Village Houses: 420 units in Manhattan ($40.0 million)

HIT Investments: New Construction in NYC 1490 SOUTHERN BOULEVARD BRONX ▪ HIT Commitment: $35.0 million ▪ Total Development Cost: $59.1 million ▪ Union Job Hours (estimated): 456,530 ▪ Total Housing Units: 115 (100% affordable) Source: Pinnacle Economics, Inc., and HIT. Job hours figures are estimates calculated using IMPLAN, an input - output model, based on HIT and Building America project data. Data current as of March 31, 2019. 11 33 BOND STREET BROOKLYN ▪ HIT Commitment: $38.3 million ▪ Total Development Cost: $341.4 million ▪ Union Job Hours (estimated): 515,730 ▪ Total Housing Units: 714 (20% affordable)

Strong Demand for Multifamily Housing – Shortage of Affordable Housing, Especially in NYC As of March 31, 2019, unless otherwise noted x Economic, demographic and fundamental trends continued to support the multifamily market in 2018. x Solid job growth and an increase in household formation, up at an annual rate of 4.5 million in the fourth quarter, supported the sector. x In addition, rental vacancy rates remained below 5%, despite high levels of new supply in some markets and lower net absorption in the fourth quarter of the year. x Rent growth continued to increase nationally, showing an increase of 3.2% annually in 2018 and U.S. commercial property prices rose 8.1% during the same period. x Still difficult to access mortgage credit for some single family home buyers. x There is an affordability crisis in almost every metro market. Source: Bloomberg, Reis and Yardis Matrix 12

x Record Job Growth has Led to Record Population ▪ Since 2008, city employment has increased by over 800,000 new jobs, to a record 4.5 million jobs. City’s unemployment rate is the lowest on record. ▪ The City’s population is now 8.6 million. x Affordable Housing Production Not Keeping Up ▪ Number of new housing units since 2008 grew by only about 100,000. ▪ Mismatch in supply and demand has contributed to rents that have risen by over 24 percent on average over the same period. x City’s Affordable Housing Goals Create a Pipeline of Construction Work ▪ The City’s current goal under the Housing New York 2.0 plan is to build or preserve 300,000 units by 2026. 13 New York City’s Affordable Housing Crisis Source: NYC For All: The Housing We Need , Office of the Comptroller , November 2018. https://comptroller.nyc.gov/reports/nyc - for - all - the - housing - we - need/#The_Growing_Need_for_Affordable_Housing

As of 4/30/2019 14 HIT in New York City x Helping finance housing and generate union construction jobs in NYC » $1.6 billion in commitments » 66 projects » 38,799 units » 19.7 million hours of union construction work » $3.5 billion of total economic impact x $214.9 million in capital from NYC building trades investors (0.46% of the $46 billion in NYC building trades plan assets)

How Labor Can Continue to Support the Creation of Affordable Housing “ Therefore, it is requested that … all affiliated local unions in order that their officials acting as custodian of treasury and special purpose funds or as a Labor Trustee of a negotiated plan might have the opportunity to favorably consider (supporting the HIT)” – George Meany, 1965 x Advocate to consultants and advisors – revisit HIT given recent changes and enhancements made to lower costs and increase construction - related investments x Identify Potential Projects – refer future deal opportunities to the HIT x Be an active supporter of requiring prevailing wages when using public funds 15

Construction securities help provide competitive returns Union pension funds invest in HIT HIT finances development projects through guaranteed securities Union workers contribute to pension funds Construction projects generate good union jobs The HIT Investment Cycle 2 3 4 5 1 HIT: Cycle of Sustainable Investment 16

HIT Objective and Strategy Objective Strategy Core Competency x Generate competitive risk - adjusted fixed - income total returns. x Encourage the construction of housing, including affordable and workforce housing. x Facilitate employment for union members in the construction trades and related industries. x Specialize in directly sourced multifamily MBS that create jobs and affordable housing. x Multifamily MBS tend to provide an income advantage compared to other securities with comparable credit and interest rate risk. x Offer diversification benefits to investors. x Construct and manage a portfolio with: ▪ superior credit quality ▪ higher yield ▪ similar interest rate risk relative to the Barclays Aggregate 17 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing.

HIT Performance Relative to Benchmark 5.00% 6.95% 2.70% 3.09% 4.01% 4.85% 6.53% 2.29% 2.67% 3.58% 4.80% 6.40% 2.50% 2.70% 3.83% 3.92% 5.99% 1.95% 2.37% 3.10% 0.0% 1.0% 2.0% 3.0% 4.0% 5.0% 6.0% 7.0% YTD 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of May 31, 2019 18 The performance data quoted represents past performance and is no guarantee of future results. Periods over one year are annualized. Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost. The HIT’s current performance may be lower or higher than the performance data quoted. Performan ce data current to the most recent month - end is available from the HIT’s website at www.aflcio - hit.com. Gross performance figures d o not reflect the deduction of HIT expenses. Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT. Information about HIT expenses can be found on page 1 of the HIT’s current prospectus.

HIT vs. Aggregate: Risk Metrics HIT Barclays HIT Barclays Higher Credit Quality Lower Interest Rate Risk U.S. Government/ Agency/AAA/Cash 96.5% 72.4% Effective Duration 5.56 5.92 A & Below 0.1% 24.2% Convexity 0.08 0.16 Higher Yield Similar Call Risk Current Yield 3.29% 3.11% Call Protected 78% 73% Yield to Worst 2.95% 2.68% Not Call Protected 22% 27% As of May 31, 2019 19 The calculation of the HIT yield herein represents a widely accepted portfolio characteristic based on coupon rate and current price and is not current yield or other performance data as defined by the SEC in Rule 482 .